Operating Segment Information - Summary of Revenues from External Customers by Category of Products and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Service revenues	₱ 196,227	₱ 185,751	₱ 173,634
Non-service revenues	9,018	7,506	7,370
Revenues	205,245	193,257	181,004
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues	95,060	98,512	95,748
Revenues	103,482	105,492	101,789
Wireless [Member] | Mobile [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	93,029	95,619	95,589
Wireless [Member] | Home broadband [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	2,028	2,889	40
Wireless [Member] | MVNO and others [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	3	4	119
Wireless [Member] | Sale of mobile handsets and broadband data modems [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues	8,422	6,980	6,041
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues	101,167	87,239	77,886
Non-service revenues	596	526	1,329
Revenues	101,763	87,765	79,215
Fixed Line [Member] | Voice [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	22,249	20,222	19,484
Fixed Line [Member] | Data [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	78,692	66,760	58,064
Fixed Line [Member] | Miscellaneous [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	226	257	338
Fixed Line [Member] | Sale of computers, phone units and SIM cards [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues	495	454	1,140
Fixed Line [Member] | Point-product-sales [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues	₱ 101	₱ 72	₱ 189